Restructuring - United states Restructuring Plan Reserves Roll Forward (Details) - Hman Group holdings Inc and subsidiaries - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 27, 2021	Dec. 26, 2020	Dec. 28, 2019	Dec. 29, 2018
Severance and related expense
Restructuring Charges		$ 4,830	$ 9,667	$ 8,261
United States Restructuring Plan
Severance and related expense
Beginning balance	$ 825	3,286
Restructuring Charges	74	1,789
Cash Paid	(290)	(4,250)
Ending balance	$ 609	$ 825	$ 3,286